February 20, 2007

VIA EDGAR




Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re: PHL Variable Accumulation Account
    PHL Variable Insurance Company
    Post-Effective Amendment No. 27 to Form N-4
    File Nos. 033-87376 and 811-08914



To the Commission Staff:

Transmitted herewith on behalf of PHL Variable Accumulation Account (the "Registrant") is Post-Effective Amendment No. 27 to Form N-4 pursuant to Rule 485(a) under the Securities Act of 1933, as amended, (the "1933 Act"). Version D, Spectrum Edge(R) is a new version of the Spectrum Edge(R) prospectus (Version
C), as more fully described below. Versions A, B, and C of the registration statement are not affected by this filing.

Post-Effective Amendment No. 27 is being filed under Rule 485(a) of the 1933 Act for the purposes of making available a Guaranteed Minimum Withdrawal Benefit
(GMWB), increasing the Mortality and Expense Risk Fee deducted from the Subaccounts, eliminating the offering of Death Benefit Option 3, and including an updated Guaranteed Minimum Income Benefit. GMWB, to be sold about or after May 1, 2007, will be offered as a lifetime Single Life Option and as a lifetime Spousal Life Option, and has been replicated in several registration statements as indicated in Rule 485(b)(1)(vii) Request of the Registrant and filed with the Commission.

We request expedited review of this filing.

Please contact the undersigned at (860) 403-5759 with any questions regarding this filing.



Sincerely,



/s/ Peter Scavongelli
Peter Scavongelli, Esq.
Vice President, Life and Annuity SEC/State Compliance
Phoenix Life Insurance Company